Other investments - Financial assets measured at FVTPL (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
Other investments
Non-current	¥ 201,727,000	¥ 123,399,000
Investment in an unlisted limited partnership enterprise
Other investments
Non-current			¥ 73,870,000	$ 10,409,000
Financial assets measured at FVTPL | Investment in an unlisted limited partnership enterprise
Other investments
Non-current	¥ 201,727,000	123,399,000
Financial assets measured at FVTPL | Investment in structured deposit
Other investments
Current		¥ 100,000,000